Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of income tax benefits due to the losses incurred
During the years ended December 31, 2020 and 2019, the Company recorded no income tax benefits due to the losses incurred and the uncertainty of future taxable income. For financial reporting purposes, net loss before income taxes, includes the following components:

	Years Ended December 31,
	2020	2019
	(in thousands)
Domestic	$(57,683)	$(49,510)
Foreign	45	—

Total	$(57,638)	$(49,510)

Summary of federal statutory income tax rate
A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years Ended December 31,
	2020	2019
Federal statutory rate	21.0%	21.0%
State rate, net of federal benefit	4.1%	4.7%
Change in valuation allowance	(30.0)%	(33.6)%
Tax credits generated	5.9%	6.5%
Stock-based compensation	(2.1)%	1.6%
Warrant revaluation	1.4%	0.1%
Permanent differences	(0.2)%	(0.3)%

Effective tax rate	0.0%	0.0%

Summary of deferred tax assets and liabilities
Deferred tax assets and liabilities consist of the following:

	Years Ended December 31,
	2020	2019
	(in thousands)
Federal and state net operating carryforwards	$36,988	$23,277
Research and development and other credits	8,000	4,658
Stock-based compensation	240	233
Deferred revenue	228	95
Other	1,262	1,166

Gross deferred tax assets	46,718	29,429

Valuation allowance	(46,722)	(29,429)

Net deferred tax assets	$(4)	$—